Related party transactions - Narrative (Details)			3 Months Ended		9 Months Ended
	May 01, 2021 shares	Jul. 19, 2019 USD ($)	Jul. 31, 2022 USD ($)	Jul. 31, 2021 USD ($)	Jul. 31, 2022 USD ($)	Jul. 31, 2021 USD ($)	Jan. 25, 2021 shares	Jan. 01, 2019 CAD ($)
Disclosure of transactions between related parties [line items]
Key management personnel compensation, directors fees			$ 95,367	$ 66,802	$ 268,246	$ 175,036
Marketing			661,749	160,479	1,858,324	465,269
Office, administrative and travel			5,293,879	431,881	11,287,158	1,053,766
Professional fees			4,184,457	1,216,310	10,618,212	4,218,362
Repayment of loans payable			1,548	423,595	4,631	1,138,336
Immediate Family Member Of Chief Executive Officer
Disclosure of transactions between related parties [line items]
Monthly lease payment to related party								$ 4,500
Rental expense			0	13,076	6,358	30,429
Marketing			4,908	12,581	50,173	36,268
Office, administrative and travel			74,173	22,589	121,528	80,868
Immediate Family Member Of Chief Executive Chairman
Disclosure of transactions between related parties [line items]
Marketing			26,804	0	134,277	97,005
Beneficial Owner
Disclosure of transactions between related parties [line items]
Fees payable to related party, (in shares) | shares	1,000
Fees payable to related party, maximum (in shares) | shares	12,000
Number of shares issued in settlement of liabilities to related party (in shares) | shares							12,000
Beneficial Owner | Atria Limited
Disclosure of transactions between related parties [line items]
Number of shares issued in settlement of liabilities to related party (in shares) | shares							8,000
Beneficial Owner | Pella Ventures
Disclosure of transactions between related parties [line items]
Number of shares issued in settlement of liabilities to related party (in shares) | shares							2,000
Beneficial Owner | Director Of Li-Cycle
Disclosure of transactions between related parties [line items]
Number of shares issued in settlement of liabilities to related party (in shares) | shares							2,000
Beneficial Owner | Atria Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in entity by related party	500.00%
Director | Anthony Tse
Disclosure of transactions between related parties [line items]
Professional fees, monthly payment		$ 4,700
Professional fees			$ 0	$ 26,300	$ 14,000	$ 38,500